Stock-Based Compensation	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation
9. Stock-Based Compensation
2018 Equity Incentive Plan
In 2018, the Board of Directors adopted the 2018 Stock Incentive Plan (the “2018 Plan”). Under the terms of the 2018 Plan, incentive stock options may be granted to employees of the Company and nonqualified stock options, or restricted stock awards may be granted to directors, consultants, employees and officers of the Company. The exercise price of stock options cannot be less than the fair value of the Company’s common stock on the date of grant. The options vest over a period determined by the Board of Directors, generally four years, and expire not more than ten years from the date of grant.
The total number of shares of common stock designated for issuance under the 2018 Plan was 4,439,478 as of December 31, 2023, and 2022. As of December 31, 2023, and 2022, there were 216,167 and 170,276 shares, respectively, remaining available for future grants under the 2018 Plan. Shares of unused common stock underlying any stock-based awards that are forfeited, canceled, or reacquired by the Company prior to vesting will again be available for the grant of awards under the 2018 Plan.
Stock Option Valuation
The Company uses the Black-Scholes option-pricing model to value option grants on the date of grant and to determine the related compensation expense. The assumptions used in calculating the fair value of stock-based payment awards represent management’s best estimations. The Company bases its expected volatility on the volatilities of certain publicly-traded peer companies. Management believes that the historical volatility of the Company’s stock price does not best represent the expected volatility of the stock price. The Company is a privately-held company and therefore lacks company-specific historical and implied volatility information. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the stock options granted. The Company uses the simplified method (an expected term based on the midpoint between the vesting date and the end of the contractual term) to calculate the expected term for awards that qualify as “plain-vanilla” options as it does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term for options granted to employees. The expected dividend yield assumption is based on the Company’s history and expectation of dividend payouts.
In determining the exercise prices for options granted, the Company has considered the fair value of the common stock as of the measurement date. The fair value of the common stock has been determined by management with consideration to a third-party valuation, which contemplates a broad range of factors, including the illiquid nature of the investment in the Company’s common stock, the Company’s historical financial performance and financial position, the Company’s future prospects and opportunity for liquidity events, and recent sale and offer prices of common and Convertible Preferred Stock, if any, in private transactions negotiated at arm’s length.
The following table presents, on a weighted-average basis, the assumptions used in the Black-Scholes option-pricing model to determine the fair value of stock options granted:

	Year Ended December 31,
	2023	2022
Fair value per share of underlying common stock	$3.39	$5.26
Risk-free interest rate	4.19% - 4.23%	1.61% - 2.95%
Expected term (in years)	5.31 - 6.02	5.74 - 6.08
Expected volatility	48.99% - 49.59%	47.94% - 49.25%
Expected dividend yield	0%	0%

Stock Options
Stock option activity under the 2018 Plan during the year ended December 31, 2023, is as follows:

	Number of Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance at December 31, 2022	3,436,383	$2.25	7.87	$10,337
Granted	679,000	3.47
Exercised	(22,722)	1.66
Forfeited and expired	(724,891)	3.76

Balance at December 31, 2023	3,367,770	$2.18	6.98	$4,489

Options vested and exercisable at December 31, 2023	2,259,808	$1.77	6.21	$3,841
Options vested and expected to vest at December 31, 2023	3,367,770	$2.18	6.98	$4,489
All stock options granted have time-based vesting conditions and vest over a four-year period. The weighted-average grant-date fair value of stock options granted for the years ended December 31, 2023, and 2022 was $1.70 and $2.58 per share, respectively. As of December 31, 2023, there was $1,341 of total unrecognized compensation cost related to unvested stock options. The Company expects to recognize the unrecognized compensation amount over a remaining weighted-average period of 1.74 years.
Restricted Common Stock
The Company may grant nonvested restricted common stock to employees, directors, and consultants with or without cash consideration. These grants contain certain restrictions on the sale of the shares. Nonvested restricted common stock are not considered issued or outstanding for accounting purposes until they vest. Upon termination of the relationship with a holder of such shares, the Company has the right to repurchase the nonvested restricted common stock shares at the price paid by the holder or, if there was no consideration, a price per share defined in the agreement.
The nonvested restricted common stock were issued during the year ended December 31, 2017, at the then current fair value. Amounts paid for nonvested restricted common stock is recorded as a liability until such shares vest. During the year ended December 31, 2022, all of the unvested restricted shares outstanding became fully vested. There was no nonvested restricted common stock at December 31, 2022 or December 31, 2023.

Stock-Based Compensation
The following table below summarizes the classification of the Company’s stock-based compensation expense related to stock options and restricted common stock in the consolidated statements of operations and comprehensive loss:

	Year Ended December 31,
	2023	2022
Research and development	$147	$241
Sales and marketing	124	196
General and administrative	455	468
Cost of revenue	50	35

	$776	$940